Convertible debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Convertible debentures	$ 12,621	$ 12,912
Transaction costs	(1,318)	(1,346)
Net proceeds	11,303	11,566
Accretion in carrying value of debenture liability	1,786	1,056
Interest payable	105	108
Accrued interest	1,276	1,291
Interest converted in shares and paid	(1,276)	(1,291)
Convertible debentures Net book value	13,194	$ 12,730
Liability component of convertible debentures [Member]
Statement Line Items [Line Items]
Convertible debentures	11,705
Transaction costs	(1,223)
Net proceeds	10,482
Accretion in carrying value of debenture liability	1,786
Interest payable	105
Accrued interest	1,276
Interest converted in shares and paid	(1,276)
Convertible debentures Net book value	12,373
Equity component of convertible debentures [Member]
Statement Line Items [Line Items]
Convertible debentures	916
Transaction costs	(95)
Net proceeds	821
Accretion in carrying value of debenture liability
Interest payable
Accrued interest
Interest converted in shares and paid
Convertible debentures Net book value	$ 821